Total
Croft Value Fund
Investment Objective
The Value Fund’s investment objective is growth of capital.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.68% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued. The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace. The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends. The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value. In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Fund Performance

The performance information that follows illustrates the variability of the Fund’s Class R returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class R performance from year to year for each calendar year. The table shows how the Fund’s Class R average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Class R Annual Total Returns for the years ended December 31st

*The Fund’s Class R year-to-date return as of June 30, 2016 was -1.67%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
21.66%	(6/30/09)	(25.40%)	(12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Income Fund
Investment Objective
The Income Fund’s investment objective is high current income with moderate risk to principal.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and taking into account the fee waiver for “1 Year” only your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.30% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. corporate bonds and securities issued by the U.S. Government and its agencies that are considered investment grade or better. The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated. These lower-rated securities are often referred to as “high yield securities” or “junk bonds.” The Fund may invest in bonds and U.S. Government and agency securities of any maturity. In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors. The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity. The Manager generally sells a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

Principal Investment Risks

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. Conversely, during periods of rising interest rates, the values of such securities generally decline. Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise. High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities because high-yield junk bonds may have greater price volatility and limited liquidity in the secondary market.

Fund Performance

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Annual Total Returns for the years ended December 31st

*The year-to-date return as of June 30, 2016 was 2.77%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
5.95%	(9/90/09)	(2.75%)	(12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.